Fair Value Measurements (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Senior Secured Convertible Promissory Notes	$ 2,675,919	$ 2,825,366	$ 0
Warrant liability (Public Warrants)	5,828,609	646,428
Warrant liability (Private Warrants)		2,155,700,000
Total liabilities measured at fair value		862,677,900,000
Warrant liability (Public Warrants)		64,642,800,000
Earnout liability	11,741,351	5,133,428	$ 0
Warrant liability (Private Warrants)	144,120	21,557
Fair Value Inputs Level 2 [Member]
Senior Secured Convertible Promissory Notes	0	0
Warrant liability (Private Warrants)	144,120	2,155,700,000
Total liabilities measured at fair value	144,120	2,155,700,000
Warrant liability (Public Warrants)	0	0
Earnout liability	0	0
Fair Value Inputs Level 1 [Member]
Earnout liability	0	513,342,800,000
Senior Secured Convertible Promissory Notes	0	282,536,600,000
Warrant liability (Public Warrants)	5,828,609	64,642,800,000
Warrant liability (Private Warrants)	0	0
Total liabilities measured at fair value	5,828,609	862,677,900,000
Fair Value Inputs Level 3 [Member]
Senior Secured Convertible Promissory Notes	2,675,919	282,536,600,000
Warrant liability (Private Warrants)	0	0
Total liabilities measured at fair value	14,417,270	795,879,400,000
Warrant liability (Public Warrants)	0	0
Earnout liability	$ 11,741,351	$ 513,342,800,000